Earnings per share (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Earnings per share
Profit/(loss) attributable to ordinary equity holders of parent from continuing and discontinued operations	£ 1,394,000,000		£ (1,922,000,000)	£ 1,623,000,000
Tax credit on profit after tax attributable to other equity holders	203,000,000		174,000,000	128,000,000
Total (loss)/profit attributable to ordinary equity holders of the parent from continuing and discontinued operations	1,597,000,000		(1,748,000,000)	1,751,000,000
Continuing operations
Profit attributable to ordinary equity holders of the parent from continuing operations	1,394,000,000		413,000,000	1,434,000,000
Tax credit on profit after tax attributable to other equity holders	203,000,000		174,000,000	128,000,000
Profit attributable to equity holders of the parent from continuing operations	1,597,000,000		587,000,000	1,562,000,000
Discontinued operation [abstract]
(Loss)/profit attributable to ordinary equity holders of the parent from discontinued operations	0		(2,335,000,000)	189,000,000
Dilutive impact of convertible options from discontinued operations	0		0	(1,000,000)
(Loss)/profit attributable to equity holders of the parent from discontinued operations including dilutive impact on convertible options	0		(2,335,000,000)	188,000,000
Profit (loss) attributable to equity holders of the parent from continuing and discontinued operations including dilutive impact on convertible options	£ 1,597		£ (1,748,000,000)	£ 1,750,000,000
Basic weighted average number of shares in issue	17,075		16,996,000,000	16,860,000,000
Number of potential ordinary shares	308,000,000		288,000,000	184,000,000
Diluted weighted average number of shares	17,383		17,284,000,000	17,044,000,000
Basic earnings/(loss) per ordinary share	£ 9.4		£ (10.3)	£ 10.4
Basic earnings per ordinary share in respect of continuing operations	9.4		3.5	9.3
Basic loss per ordinary share from discontinued operations	0		(13.8)	1.1
Diluted (loss)/earnings per share	9.2		(10.1)	10.3
Diluted earnings per ordinary share from continuing operations	9.2		3.4	9.2
Diluted (loss)/earnings per ordinary share in respect of discontinued operations	£ 0		£ (13.5)	£ 1.1
Other equity instrument holders	£ 752,000,000		£ 639,000,000	£ 457,000,000
Taxation	1,122,000,000		2,240,000,000	£ 993,000,000
Other equity instruments coupons paid	(549,000,000)		(465,000,000)
other equity holders [member]
Other equity instruments coupons paid	£ (752,000,000)	[1]	£ (639,000,000)

[1]	a For further details refer to Note 29 .